Net Loss Per Share (Details) - Schedule of basic loss per share - Vicarious Surgical US Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted net loss per share:
Net loss	$ (6,638)	$ (3,047)	$ (11,869)	$ (5,750)	$ (12,875)	$ (9,314)
Denominator for basic and diluted net loss per share:
Weighted average shares	6,454,329	5,564,961	6,404,522	5,664,032
Net loss per share of Class A and Class B common stock – basic and diluted	$ (1.03)	$ (0.55)	$ (1.85)	$ (1.02)